RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		$ 231,392,733		$ 216,578,285
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 25,909	106,534,815	$ 25,109	100,280,203
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,600		5,746
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,056,736		1,006,844
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		230,335,997		215,571,441
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		175,491,421		164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		175,491,421		164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,772	74,064,051	14,914	64,971,825
Customer deposits | Financial liabilities at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,828		5,077
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		54,844,576		51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		54,844,576		51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,428	30,148,583	9,457	32,899,230
Financial obligations | Financial liabilities at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	772		666
Accounts payable | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	407	1,334,317	442	1,437,447
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		962,438		811,305
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		962,438		811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		962,438		811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	274	897,138	236	776,162
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities			3
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		94,298		195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		94,298		195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 28	$ 90,726	$ 60	$ 195,539